Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2005 Fund	May 30, 2024
Fidelity Freedom Index 2005 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.56%
Past 5 years	4.06%
Since Inception	3.50%	[1]
Fidelity Freedom Index 2005 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.38%
Past 5 years	2.65%
Since Inception	2.33%	[1]
Fidelity Freedom Index 2005 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.15%
Past 5 years	2.76%
Since Inception	2.37%	[1]
Fidelity Freedom Index 2005 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.52%
Since Inception	1.78%	[2]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.46%
F1900
Average Annual Return:
Past 1 year	8.58%
Past 5 years	4.17%
Since Inception	3.60%

[1]	A From June 24, 2015 .
[2]	B From June 24, 2020 .